Average balance sheet and interest rates - Variances (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Average balance sheet and interest rates
Interest income - Change Due to Volume	$ (375)	$ 661
Interest income - Change Due to Rate	(4,394)	(6,836)
Total change in interest income	(4,769)	(6,175)
Interest expense - Change Due to Volume	(406)	165
Interest expense - Change Due to Rate	(4,525)	(6,129)
Total change in interest expense	(4,931)	(5,964)
Net interest income - Change Due to Volume	31	496
Net interest income - Change Due to Rate	131	(707)
Total change in net interest income	162	(211)
Australia
Average balance sheet and interest rates
Net interest income - Change Due to Volume	(112)	356
Net interest income - Change Due to Rate	115	(298)
Total change in net interest income	3	58
New Zealand
Average balance sheet and interest rates
Net interest income - Change Due to Volume	147	129
Net interest income - Change Due to Rate	(17)	(246)
Total change in net interest income	130	(117)
Other overseas
Average balance sheet and interest rates
Net interest income - Change Due to Volume	(4)	11
Net interest income - Change Due to Rate	33	(163)
Total change in net interest income	29	(152)
Collateral received | Australia
Average balance sheet and interest rates
Interest expense - Change Due to Volume	(3)	11
Interest expense - Change Due to Rate	(6)	(41)
Total change in interest expense	(9)	(30)
Collateral received | New Zealand
Average balance sheet and interest rates
Interest expense - Change Due to Volume	(1)	4
Interest expense - Change Due to Rate	(2)	(9)
Total change in interest expense	(3)	(5)
Collateral received | Other overseas
Average balance sheet and interest rates
Interest expense - Change Due to Volume	(1)	22
Interest expense - Change Due to Rate	(9)	(18)
Total change in interest expense	(10)	4
Repurchase agreements | Australia
Average balance sheet and interest rates
Interest expense - Change Due to Volume	87	83
Interest expense - Change Due to Rate	(106)	(182)
Total change in interest expense	(19)	(99)
Repurchase agreements | New Zealand
Average balance sheet and interest rates
Interest expense - Change Due to Volume	2	2
Interest expense - Change Due to Rate	(1)	(6)
Total change in interest expense	1	(4)
Repurchase agreements | Other overseas
Average balance sheet and interest rates
Interest expense - Change Due to Volume		(1)
Total change in interest expense		(1)
Deposits and other borrowings | Australia
Average balance sheet and interest rates
Interest expense - Change Due to Volume	270	167
Interest expense - Change Due to Rate	(2,615)	(3,445)
Total change in interest expense	(2,345)	(3,278)
Deposits and other borrowings | New Zealand
Average balance sheet and interest rates
Interest expense - Change Due to Volume	45	54
Interest expense - Change Due to Rate	(509)	(407)
Total change in interest expense	(464)	(353)
Deposits and other borrowings | Other overseas
Average balance sheet and interest rates
Interest expense - Change Due to Volume	(179)	(16)
Interest expense - Change Due to Rate	(198)	(244)
Total change in interest expense	(377)	(260)
Loan capital | Australia
Average balance sheet and interest rates
Interest expense - Change Due to Volume	176	188
Interest expense - Change Due to Rate	(85)	(157)
Total change in interest expense	91	31
Loan capital | New Zealand
Average balance sheet and interest rates
Interest expense - Change Due to Volume	(9)	3
Total change in interest expense	(9)	3
Loan capital | Other overseas
Average balance sheet and interest rates
Interest expense - Change Due to Volume	(31)
Interest expense - Change Due to Rate	(2)	(10)
Total change in interest expense	(33)	(10)
Other interest bearing liabilities | Australia
Average balance sheet and interest rates
Interest expense - Change Due to Volume	(716)	(455)
Interest expense - Change Due to Rate	(826)	(1,534)
Total change in interest expense	(1,542)	(1,989)
Other interest bearing liabilities | New Zealand
Average balance sheet and interest rates
Interest expense - Change Due to Volume	(28)	103
Interest expense - Change Due to Rate	(161)	(116)
Total change in interest expense	(189)	(13)
Other interest bearing liabilities | Other overseas
Average balance sheet and interest rates
Interest expense - Change Due to Volume	(20)
Interest expense - Change Due to Rate	(15)	40
Total change in interest expense	(35)	40
Liabilities held for sale | Other overseas
Average balance sheet and interest rates
Interest expense - Change Due to Volume	2
Interest expense - Change Due to Rate	10
Total change in interest expense	12
Collateral paid | Australia
Average balance sheet and interest rates
Interest income - Change Due to Volume	(11)	93
Interest income - Change Due to Rate	(38)	(189)
Total change in interest income	(49)	(96)
Collateral paid | New Zealand
Average balance sheet and interest rates
Interest income - Change Due to Rate	(3)	(4)
Total change in interest income	(3)	(4)
Collateral paid | Other overseas
Average balance sheet and interest rates
Interest income - Change Due to Volume	(6)	(5)
Interest income - Change Due to Rate	(1)	(21)
Total change in interest income	(7)	(26)
Trading securities and financial assets measured at FVIS | Australia
Average balance sheet and interest rates
Interest income - Change Due to Volume	(34)	(9)
Interest income - Change Due to Rate	(67)	(242)
Total change in interest income	(101)	(251)
Trading securities and financial assets measured at FVIS | New Zealand
Average balance sheet and interest rates
Interest income - Change Due to Volume	(9)	19
Interest income - Change Due to Rate	(10)	(57)
Total change in interest income	(19)	(38)
Trading securities and financial assets measured at FVIS | Other overseas
Average balance sheet and interest rates
Interest income - Change Due to Volume	(28)	2
Interest income - Change Due to Rate	(19)	(16)
Total change in interest income	(47)	(14)
Investment securities | Australia
Average balance sheet and interest rates
Interest income - Change Due to Volume	202	433
Interest income - Change Due to Rate	(445)	(777)
Total change in interest income	(243)	(344)
Investment securities | New Zealand
Average balance sheet and interest rates
Interest income - Change Due to Volume	14	2
Interest income - Change Due to Rate	(36)	(36)
Total change in interest income	(22)	(34)
Investment securities | Other overseas
Average balance sheet and interest rates
Interest income - Change Due to Volume	(20)	(7)
Interest income - Change Due to Rate	(36)	(13)
Total change in interest income	(56)	(20)
Loans and other receivables | Australia
Average balance sheet and interest rates
Interest income - Change Due to Volume	(469)	(167)
Interest income - Change Due to Rate	(2,987)	(4,449)
Total change in interest income	(3,456)	(4,616)
Loans and other receivables | New Zealand
Average balance sheet and interest rates
Interest income - Change Due to Volume	151	274
Interest income - Change Due to Rate	(641)	(687)
Total change in interest income	(490)	(413)
Loans and other receivables | Other overseas
Average balance sheet and interest rates
Interest income - Change Due to Volume	(241)	26
Interest income - Change Due to Rate	(163)	(345)
Total change in interest income	(404)	$ (319)
Assets held for sale | Australia
Average balance sheet and interest rates
Interest income - Change Due to Volume	14
Interest income - Change Due to Rate	14
Total change in interest income	28
Assets held for sale | Other overseas
Average balance sheet and interest rates
Interest income - Change Due to Volume	62
Interest income - Change Due to Rate	38
Total change in interest income	$ 100